PRINCIPAL ACCOUNTING POLICIES - Share incentive plans (Details)						12 Months Ended
	Nov. 18, 2015 shares	Sep. 22, 2013 shares	Jan. 01, 2013	Dec. 29, 2011 shares	Dec. 28, 2011 shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 shares	Nov. 30, 2007 shares	Oct. 17, 2007 shares	Nov. 05, 2004 shares
Share-based compensation disclosures
Number of option outstanding under share incentive plans (in shares)						5,523,515		5,005,461	4,972,178	4,130,732
Number of options granted under share incentive plan						928,002	928,002	625,006	1,472,449
Unrecognized compensation cost | $						$ 197,000,000
Cash received from exercise of share options						$ 30,494,058	¥ 211,720,242	¥ 52,117,597	¥ 184,579,173
Restricted stock units (RSUs)
Share-based compensation disclosures
Restricted share units granted (shares)						1,183,094	1,183,094	229,603	761,514
Unrecognized compensation cost | $						$ 244,000,000
Ctrip 2005 Option Plan
Share-based compensation disclosures
Number of ordinary shares reserved for future issuances of options													3,000,000
Number of option outstanding under share incentive plans (in shares)						107,572		179,453
Ctrip 2007 Incentive Plan
Share-based compensation disclosures
Number of option outstanding under share incentive plans (in shares)						5,415,943		4,826,008
Number of ordinary shares authorized												1,000,000
Annual increase of number of ordinary shares authorized												1,000,000
Ctrip 2007 Incentive Plan | Stock options
Share-based compensation disclosures
Vesting period						4 years	4 years
Ctrip 2007 Incentive Plan | Stock options | Employees
Share-based compensation disclosures
Number of options granted under share incentive plan						928,002	928,002	625,006
Ctrip 2007 Incentive Plan | Restricted stock units (RSUs)
Share-based compensation disclosures
Requisite service period						4 years	4 years
Restricted stock units outstanding (in shares)						1,462,239		865,408
Restriction period						4 years	4 years
Qunar 2007 Share Incentive Plan
Share-based compensation disclosures
Number of ordinary shares authorized											9,600,140
Vesting period						4 years	4 years
Increase in number of shares available for issuance		6,066,896		26,060,000	20,724,362
Percentage of increase in number of shares available for issuance			1.50%
Contractual term (in years)						10 years	10 years
Qunar 2007 Share Incentive Plan | Vesting one year after date of grant
Share-based compensation disclosures
Vesting percentage						25.00%	25.00%
Qunar 2007 Share Incentive Plan | Vesting on quarterly basis
Share-based compensation disclosures
Vesting percentage						6.25%	6.25%
Qunar 2007 Share Incentive Plan | ADS
Share-based compensation disclosures
ADS conversion ratio								0.725
Qunar 2007 Share Incentive Plan | Stock options
Share-based compensation disclosures
Number of option outstanding under share incentive plans (in shares)						5,535,348		8,596,548
Qunar 2015 Share Incentive Plan | ADS
Share-based compensation disclosures
ADS conversion ratio	0.725
Qunar 2015 Share Incentive Plan | Stock options
Share-based compensation disclosures
Number of option outstanding under share incentive plans (in shares)						4,354,575		10,162,890
Number of ordinary shares authorized	28,476,795
Contractual term (in years)	10 years